CONVERTIBLE PROMISSORY NOTES AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES AND WARRANTS

NOTE 7 - CONVERTIBLE PROMISSORY NOTES AND WARRANTS

May 2021 Unit Purchase Agreement

On May 27, 2021, Marizyme entered into a Unit Purchase Agreement to sell up to 266,666 units (the ‘Units’) at a price per Unit of $37.50. Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company, (ii) a warrant to purchase one share of common stock of the Company (the ‘Class A Warrant’); and (iii) a second warrant to purchase common stock of the Company (the “Class B Warrant”).

In May 2021, the Company issued and sold 1,999 Units at a price of $37.50 per Unit for gross proceeds of $74,945, consisting of Notes of $74,945, Class A Warrants for the purchase of 1,999 shares of common stock and Class B Warrants for the purchase of 1,999 shares of common stock. The Company incurred related issuance costs of $6,745 which will be amortized over the term of the Notes.

MARIZYME, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

In July 2021, the Company issued and sold 29,333 Units under the Unit Purchase Program for gross proceeds of $1,100,000. The Units included Notes for $1,100,000, Class A Warrants for 29,333 shares of common stock and Class B Warrants for 29,333 shares of common stock.

September 2021 Amended Unit Purchase Agreement

On September 29, 2021, due to a lower common stock price, the Company, with the consent of all Unit holders, amended the May 2021 Unit Agreements. By rescinding their investment, the Unit holders agreed to amend the Unit Purchase Agreement resulted in the following significant changes to the offering:

(i)	Decreased the offering price under the Unit Purchase Agreement from $37.50 per Unit to $33.75 per Unit for all future sales under the Unit Purchase Agreement. No proceeds from the initial investment were returned.
(ii)	Decreased the conversion price from $37.50 per share to $33.75 per share for all current Unit holders and all future investors
(iii)	Cancelled all Class A Warrants and Class B Warrants and replaced them with Class C Warrants.

December 2021 Unit Purchase Agreement

On December 21, 2021, the Company entered into a Unit Purchase Agreement (the “December UPA”) to sell up to 647,619 Units at a price per unit of $26.25. Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company at an initial conversion price of $26.25 and, (ii) a warrant to purchase two shares of Common Stock at an initial purchase price of $33.75 per share (the new Class C Warrant). Under this December UPA, the Company issued and sold 228,571 Units at a per unit purchase price of $26.25, for gross proceeds of $6,000,000. Coinciding with this December UPA, the Company also entered into an Exchange Agreement with the existing Unit holders (the December 2021 Exchange Agreements, as further described below).

December 2021 Exchange Agreements

On December 21, 2021, in conjunction with a $6.0 million investment, the Company and the existing Unit holders agreed to exchange the original securities (“Old Securities”) held by the current investors/unit holders for New Securities, consisting of (i) a New Note in the principal amount equal to the original principal amount of the Original Note, plus all accrued interest through the day prior to December 21, 2021, and (ii) a New Warrant (new Class C Warrants) in exchange for the original Class C Warrants. The Exchange of the Original Securities for the New Securities included the following significant changes:

(i)	Decreased the offering price under the Unit Purchase Agreement from $33.75 per Unit to $26.25 per Unit. Outstanding principal and accrued interest were used to purchase Units at the new per unit price.
(ii)	Extended the maturity date of the notes to December 21, 2023 for all existing notes.
(iii)	Decreased the conversion price from $33.75 per share to $26.25 per share for the New Units.
(iv)	Original Class C Warrants were exchanged for New Class C warrants with an exercise price of $33.75 per share (unchanged) and a five-year life measured from the date of the Exchange Agreement. The decrease in the Unit price also resulted in additional number of New Class C Warrants being issued in exchange for the Original Class C Warrants due to the 200% warrant coverage provided for in the Unit Purchase Agreement.

The Company determined that the terms of the New Securities were substantially different from the Original Securities, and, as such the exchange of the Original Securities for the New Securities was accounted for as an extinguishment of debt on December 21, 2021, and the New Securities accounted for as a new debt issuance.

As a result of this substantial modification, the total of 42,889 Units previously issued were replaced with an aggregate of 55,463 pro-rata Units.

During the nine months ended September 30, 2022, the Company issued additional 278,658 units under the New Securities agreement for the gross proceeds of $7,315,138. Of the total 278,658 Units issued: (i) 10,615 Units were issued to settle notes payable assumed on acquisition of My Health Logic (see Note 4), (ii) 1,523 Units were issued to settle accounts payable, and (iii) 11,428 Units were issued in exchange for services rendered to the Company in the nine months ended September 30, 2022.

The Company determined that the optional and automatic conversion feature and the share redemption feature attached to the convertible notes meet the definition of derivative liabilities and that the detachable warrants issued do not meet the definition of a liability and therefore will be accounted for as an equity instrument.

MARIZYME, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The fair value of the warrants issued in the nine months ended September 30, 2022, of $4,341,042 (December 31, 2021 - $4,299,649) and the fair value of derivative liabilities of $2,438,379 issued (December 31, 2021 - $2,485,346) have been recorded as debt discount and are being amortized to interest and accretion expense using the effective interest method over the term of the Convertible Notes.

During the three and nine months ended September 30, 2022, the Company recognized interest and accretion expense of $805,849 and $1,622,730, respectively (September 30, 2021 - $70,221 and $74,410, respectively) in the condensed consolidated statements of operations.

As of September 30, 2022 and December 31, 2021, the Company had the following convertible notes, net of debt discount outstanding:

Convertible Notes, Net of Debt Discount
Balance, December 31, 2021	$26,065
Convertible notes issued - new securities	7,315,138
Issuance costs	(535,717)
Debt discount	(6,779,421)
Debt accretion	1,622,730
Balance, September 30, 2022	$1,648,795

	September 30, 2022	December 31, 2021
Convertible notes - total principal	$14,771,177	$7,482,104
Unamortized issuance costs and discount	(13,122,382)	(7,456,039)
Convertible notes, net of debt discount	$1,648,795	$26,065

Convertible Notes Terms

The Convertible Notes mature in 24 months from the initial closing date and accrue 10% of simple interest per annum on the outstanding principal amount. The Convertible Notes principal and accrued interest can be converted at any time at the option of the holder at a conversion price of $26.25 per share (previously $33.75 per the September 2021 Amendment and originally $37.50 per the May Unit Purchase Agreement). In the event the Company consummates, while the Convertible Note is outstanding, an equity financing with a gross aggregate amount of securities sold of not less than $10,000,000 (“Qualified Financing”), then all outstanding principal, together with all unpaid accrued interest under the Convertible Notes, shall automatically convert into shares of the equity financing at the lesser of (i) 75% of the cash price per share paid in the financing and the conversion price of $26.25 per unit. The Convertible Notes are secured by a first priority security interest in all assets of the Company.

New Class C Warrants Terms

●	Exercise price is the lower of (i) $33.75 per share, or (ii) the Automatic Conversion Price (the lesser of (i) 75% of the cash price per share paid by the other purchasers of next round securities in the Qualified Financing and (ii) the Conversion Price ($33.75, subject to Customary Antidilution Adjustments).
●	Exercisable for a period of 5 years from issuance.
●	Warrant Coverage: 200%.

6. Convertible Promissory Notes and Warrants

May 2021 Unit Purchase Agreement

On May 27, 2021, Marizyme entered into a Unit Purchase Agreement to sell up to 266,666 units (the ‘Units’) at a price per Unit of $37.50. Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company, (ii) a warrant to purchase one share of common stock of the Company (the ‘Class A Warrant’); and (iii) a second warrant to purchase common stock of the Company (the “Class B Warrant”).

In May 2021, the Company issued and sold 1,999 Units at a price of $37.50 per Unit for gross proceeds of $74,945, consisting of Notes of $74,945, Class A Warrants for the purchase of 1,999 shares of common stock and Class B Warrants for the purchase of 1,999 shares of common stock. The Company incurred related issuance costs of $6,745 which will be amortized over the term of the Notes.

In July 2021, the Company issued and sold 29,333 Units under the Unit Purchase Program for gross proceeds of $1,100,000. The Units included Notes for $1,100,000, Class A Warrants for 29,333 shares of common stock and Class B Warrants for 29,333 shares of common stock.

September 2021 Amended Unit Purchase Agreement

On September 29, 2021, due to a lower common stock price, the Company, with the consent of all Unit holders, amended the May 2021 Unit Agreements. By rescinding their investment, the Unit holders agreed to amend the Unit Purchase Agreement resulted in the following significant changes to the offering:

(iv)	Decreased the offering price under the Unit Purchase Agreement from $37.50 per Unit to $33.75 per Unit for all future sales under the Unit Purchase Agreement. No proceeds from the initial investment were returned.
(v)	Decreased the conversion price from $37.50 per share to $33.75 per share for all current Unit holders and all future investors.
(vi)	Cancelled all Class A Warrants and Class B Warrants and replaced them with Class C Warrants.

December 2021 Unit Purchase Agreement

On December 21, 2021, the Company entered into a Unit Purchase Agreement (the “December UPA”) to sell up to 647,169 Units at a price per unit of $26.25. Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company at an initial conversion price of $26.25 and, (ii) a warrant to purchase two shares of Common Stock at an initial purchase price of $33.75 per share (the new Class C Warrant). Under this December UPA, the Company issued and sold 228,571 Units at a per unit purchase price of $26.25, for gross proceeds of $6,000,000. Coinciding with this December UPA, the Company also entered into an Exchange Agreement with the existing Unit holders (the December 2021 Exchange Agreements, as further described below).

December 2021 Exchange Agreements

On December 21, 2021, in conjunction with a $6.0 million investment, the Company and the existing Unit holders agreed to exchange the original securities (“Old Securities”) held by the current investors/unit holders for New Securities, consisting of (i) a New Note in the principal amount equal to the original principal amount of the Original Note, plus all accrued interest through the day prior to December 21, 2021, and (ii) a New Warrant (new Class C Warrants) in exchange for the original Class C Warrants. The Exchange of the Original Securities for the New Securities included the following significant changes:

(v)	Decreased the offering price under the Unit Purchase Agreement from $33.75 per Unit to $26.25 per Unit. Outstanding principal and accrued interest were used to purchase Units at the new per unit price.
(vi)	Extended the maturity date of the notes to December 21, 2023 for all existing notes.
(vii)	Decreased the conversion price from $33.75 per share to $26.25 per share for the New Units.
(viii)	Original Class C Warrants were exchanged for New Class C warrants with an exercise price of $33.75 per share (unchanged) and a five-year life measured from the date of the Exchange Agreement. The decrease in the Unit price also resulted in additional number of New Class C Warrants being issued in exchange for the Original Class C Warrants due to the 200% warrant coverage provided for in the Unit Purchase Agreement.

The Company determined that the terms of the New Securities were substantially different from the Original Securities, and, as such the exchange of the Original Securities for the New Securities was accounted for as an extinguishment of debt on December 21, 2021, and the New Securities accounted for as a new debt issuance.

As a result of this substantial modification, the total of 42,889 Units previously issued were replaced with an aggregate of 55,463 pro-rata Units and a loss on debt extinguishment of $663,522 was recorded in consolidated statements of operations for the year ended December 31, 2021 (2020 - $Nil).

The Company determined that the optional and automatic conversion feature and the share redemption feature attached to the convertible notes meet the definition of derivative liabilities and that the detachable warrants issued do not meet the definition of a liability and therefore will be accounted for as an equity instrument.

The fair value of the warrants of $4,299,649 and the fair value of derivative liabilities of $2,485,346 issued have been recorded as debt discount and are being amortized to interest and accretion expense using the effective interest method over the term of the Convertible Notes.

MARIZYME, INC.

Notes to the Consolidated Financial Statements

December 31, 2021

During the year ended December 31, 2021, the Company recognized interest and accretion expense of $116,676 (2020 - $Nil) in the consolidated statements of operations.

	December 31, 2021	December 31, 2020
Convertible notes issued - original securities	$1,174,945	$-
Issuance costs	(105,745)	-
Debt discount	(964,153)	-
Debt accretion	90,611	-
Extinguishment of debt in connection with December 2021 Exchange Agreements	(195,658)	-
Convertible notes issued - new securities, outstanding at December 31, 2021	7,456,039	-
Issuance costs	(671,044)
Debt discount	(6,784,995)	-
Debt accretion	26,065	-
Convertible notes, net of debt discount	$26,065	$-

Convertible Notes Terms

The Convertible Notes mature in 24 months from the initial closing date and accrue 10% of simple interest per annum on the outstanding principal amount. The Convertible Notes principal and accrued interest can be converted at any time at the option of the holder at a conversion price of $26.25 per share (previously $33.75 per the September 2021 Amendment and originally $37.50 per the May Unit Purchase Agreement). In the event the Company consummates, while the Convertible Note is outstanding, an equity financing with a gross aggregate amount of securities sold of not less than $10,000,000 (“Qualified Financing”), then all outstanding principal, together with all unpaid accrued interest under the Convertible Notes, shall automatically convert into shares of the equity financing at the lesser of (i) 75% of the cash price per share paid in the financing and the conversion price of $26.25 per unit. The Convertible Notes are secured by a first priority security interest in all assets of the Company.

New Class C Warrants Terms

●	Exercise price is the lower of (i) $33.75 per share, or (ii) the Automatic Conversion Price (the lesser of (i) 75% of the cash price per share paid by the other purchasers of next round securities in the Qualified Financing and (ii) the Conversion Price ($33.75, subject to Customary Antidilution Adjustments).
●	Exercisable for a period of 5 years from issuance.
●	Warrant Coverage: 200%.